Segment and Geographical Information - (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of operating segments [abstract]
Disclosure of profit (loss) from operating activities
The following tables present the Group's operations based on reportable segments:

Year ended	March 31, 2023
	Canada	U.S.	International	Total
	$	$	$	$
Revenues	312,349	189,883	20,469	522,701
Operating income by segment	35,964	26,736	2,953	65,653
Head office general and administrative expenses				40,401
Business acquisition, integration and reorganization costs				18,079
Foreign exchange loss (gain)				159
Operating income before depreciation and amortization				7,014
Depreciation and amortization				34,033
Operating loss				(27,019)

Year ended	March 31, 2022
	Canada	U.S.	International	Total
	$	$	$	$
Revenues	284,614	139,519	13,752	437,885
Operating income by segment	25,420	18,996	1,253	45,669
Head office general and administrative expenses				28,354
Business acquisition, integration and reorganization costs				11,617
Foreign exchange loss (gain)				(26)
Operating income before depreciation and amortization				5,724
Depreciation and amortization				19,720
Operating loss				(13,996)

Summary of External Revenues and Long-lived Assets by Geographic Location
22. SEGMENT AND GEOGRAPHICAL INFORMATION (CONT’D)
Long-lived assets by geographic location
The following table presents the total net book value of the Group’s long-lived assets by geographic location:

As at	March 31,
	2023		2022
	$	%	$	%
Canada	138,450	47.9	154,251	56.4
U.S.	148,316	51.4	118,023	43.1
International	2,039	0.7	1,299	0.5
	288,805	100.0	273,573	100.0

Summary of Revenue from Customers for Major Service Category
An analysis of the Group’s revenues from customers for each major service category is as follows:

Year ended	March 31, 2023
	Canada	U.S.	International	Total
	$	$	$	$
Consulting services - time and materials arrangements	264,542	115,145	18,263	397,950
Consulting services - fixed-fee arrangements	34,062	25,834	2,201	62,097
Subscription, software and other revenues	13,745	48,904	5	62,654
	312,349	189,883	20,469	522,701

Year ended	March 31, 2022
	Canada	U.S.	International	Total
	$	$	$	$
Consulting services - time and materials arrangements	240,043	105,722	13,343	359,108
Consulting services - fixed-fee arrangements	34,802	14,098	409	49,309
Subscription, software and other revenues	9,769	19,699	—	29,468
	284,614	139,519	13,752	437,885